Segment reporting - Geographic information about the revenues (Details) - USD ($)	6 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Total revenues	$ 13,580,782	$ 14,388,187
Revenue from China
Segment Reporting Information [Line Items]
Total revenues	13,086,183	12,887,262
Revenue from foreign countries
Segment Reporting Information [Line Items]
Total revenues	$ 494,599	$ 1,500,925